Summary of Significant Accounting Policies (Intangibles) (Details)	12 Months Ended
Dec. 31, 2014
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Estimated contract term net of attrition
Minimum [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Transfer Station Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Maximum [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Transfer Station Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	25 years
Maximum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	13 years